UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6548

        Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 98.1%
	Alaska – 2.0%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23	12/13 at 100.00	AA (4)	$2,697,008
	(Pre-refunded 12/01/13) – MBIA Insured
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,866,650
	Series 2006A, 5.000%, 6/01/46

4,975	Total Alaska			4,563,658

	Arkansas – 0.3%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa3	702,939
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured

	California – 5.0%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AA	1,657,860
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	Aa3	3,633,593
	6.000%, 5/01/14
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,401,190
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	1,132,644
	Series 2001A, 5.125%, 7/01/41 – FGIC Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/09 at 101.00	AA	367,066
	AMBAC Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	458,520
	Series 2007, 0.000%, 8/01/23 – MBIA Insured
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	612,743
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	343,908
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured

12,720	Total California			11,607,524

	Colorado – 11.5%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,792,650
	2002A, 5.500%, 3/01/22 (ETM)
690	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	742,571
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
390	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	N/R	397,371
	Series 2000A, 5.800%, 11/01/20 – FGIC Insured
9,535	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	10,497,082
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,047,150
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,186,510
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	1,470,250
	(Pre-refunded 9/01/10) – MBIA Insured
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AA (4)	3,396,842
	5.500%, 6/15/20 (Pre-refunded 6/15/11) – AMBAC Insured

28,475	Total Colorado			26,530,426

	District of Columbia – 0.6%
1,000	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	8/08 at 100.00	AA (4)	1,003,960
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
60	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AAA	61,598
	10/01/29 – AMBAC Insured
205	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	Aa3 (4)	215,498
	10/01/29 (Pre-refunded 10/01/09) – AMBAC Insured

1,265	Total District of Columbia			1,281,056

	Florida – 4.4%
10,000	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	10,338,600
	2002-17, 5.000%, 10/01/17

	Hawaii – 0.6%
1,330	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AA	1,352,224
	5/01/17 – AMBAC Insured

	Illinois – 13.8%
1,965	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AA	1,104,802
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – MBIA Insured
	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993:
3,820	5.650%, 12/01/15 – FGIC Insured	12/08 at 100.00	N/R	3,865,420
2,600	5.650%, 12/01/17 – FGIC Insured	12/08 at 100.00	N/R	2,630,914
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	205,362
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	876,339
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	661,542
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
525	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	521,693
	Trust 1137, 14.084%, 7/01/46 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	4,425,360
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	10/11 at 100.00	A	1,358,557
	5.600%, 10/01/16
2,700	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,824,227
	6.000%, 7/01/17
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,371,642
	Series 2002, 6.250%, 1/01/17
60	Illinois Health Facilities Authority, Revenue Refunding Bonds, Evangelical Hospitals	No Opt. Call	N/R (4)	61,826
	Corporation, Series 1992B, 6.500%, 4/15/09 (ETM)
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A1	2,083,281
	Project, Series 1992A, 0.000%, 6/15/17 – FGIC Insured
810	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	255,725
	Project, Series 2002A, 0.000%, 6/15/30 – MBIA Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,138,950
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,324,037
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	A (4)	1,061,300
1,000	5.000%, 12/15/20 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	A (4)	1,061,300

33,100	Total Illinois			31,832,277

	Indiana – 8.9%
5,000	Duneland School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 1999,	2/09 at 101.00	AA	5,090,750
	5.125%, 2/01/18 – MBIA Insured
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,080,640
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,258,480
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	887,150
	Indiana, Series 2007, 5.500%, 3/01/37
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AA (4)	10,537,557
	5.125%, 7/01/21 (Pre-refunded 7/01/12) – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA	771,885
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

19,605	Total Indiana			20,626,462

	Iowa – 0.4%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	812,240
	5.375%, 6/01/38

	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	461,305
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AA	744,068
	5.300%, 6/01/31 – MBIA Insured

1,250	Total Kansas			1,205,373

	Kentucky – 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series	10/08 at 101.00	AA (4)	1,115,158
	1998, 5.125%, 10/01/18 – MBIA Insured (ETM)

	Louisiana – 0.4%
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	930,880
	Series 2001B, 5.875%, 5/15/39

	Massachusetts – 1.0%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	479,260
	Series 2008E-1, 5.000%, 7/01/28
20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	21,552
	System Inc., Series 2001C, 6.000%, 7/01/17
480	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AAA	524,650
	System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)
1,055	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/08 at 101.00	AA	1,037,677
	1997A, 5.000%, 1/01/37 – MBIA Insured
410	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AA	398,746
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured

2,465	Total Massachusetts			2,461,885

	Michigan – 1.7%
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	931,940
	Obligated Group, Series 1998A, 5.125%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,939,092
	Credit Group, Series 2002C, 5.375%, 12/01/30

3,900	Total Michigan			3,871,032

	Minnesota – 0.1%
240	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	7/08 at 101.00	AA+	242,450
	5.200%, 1/01/17

	Mississippi – 1.6%
3,600	Calhoun County, Mississippi, Solid Waste Disposal Revenue Bonds, Weyerhauser Company Project,	10/08 at 102.00	BBB	3,660,480
	Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)

	Missouri – 0.7%
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA	1,549,100
	2004B-1, 0.000%, 4/15/30 – AMBAC Insured

	Nevada – 5.7%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA	2,556,550
	5.000%, 7/01/23 – AMBAC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	AA	877,141
4,070	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AA	1,397,557
6,025	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	4,082,540
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	Baa1	1,531,286
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded	6/12 at 100.00	Baa1 (4)	2,755,312
	6/01/12) – FGIC Insured

19,025	Total Nevada			13,200,386

	New Hampshire – 0.1%
380	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	387,805
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 2.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,235,150
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,460	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,554,462
1,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,096,930
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,893,000
	Series 2007-1A, 5.000%, 6/01/41

7,460	Total New Jersey			6,779,542

	New Mexico – 2.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	936,810
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	3,937,520
	7/01/25 – FSA Insured

5,000	Total New Mexico			4,874,330

	New York – 1.2%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,023,520
	Health, Series 2004, 5.050%, 2/15/25
1,215	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB+	1,259,153
	Group, Series 2000A, 6.500%, 7/01/17
385	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (4)	416,316
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)

2,600	Total New York			2,698,989

	North Carolina – 1.2%
2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/08 at 100.00	Baa1	2,195,702
	1993B, 5.500%, 1/01/21
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3	511,950
	11/01/17 – FGIC Insured

2,695	Total North Carolina			2,707,652

	Ohio – 0.1%
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17	12/10 at 101.00	AA (4)	321,801
	(Pre-refunded 12/01/10) – AMBAC Insured

	Oklahoma – 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	961,370
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	3,999,760
	5.000%, 2/15/24

5,000	Total Oklahoma			4,961,130

	Pennsylvania – 0.8%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	499,395
	Series 2003, 5.250%, 7/15/24
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AA	726,768
	AMBAC Insured
520	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/20 (Pre-refunded	9/11 at 101.00	AAA	555,214
	9/15/11) – FSA Insured

1,720	Total Pennsylvania			1,781,377

	South Carolina – 7.8%
1,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	1,021,470
	GROWTH, Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	11,105,699
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	1,664,205
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	567,304
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,994,711
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
1,670	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,762,167
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

16,670	Total South Carolina			18,115,556

	Texas – 9.7%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A–	5,065,400
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,060,870
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
6,150	Dallas Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	6,403,565
	Series 2002, 5.250%, 2/15/20
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel	1/09 at 100.00	AAA	364,028
	Revenue Bonds, Series 2001, 5.500%, 1/15/20 – FSA Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,278,472
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
3,470	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	AA	539,065
	2001A, 0.000%, 11/15/38 – MBIA Insured
2,585	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 52.47	AA	484,093
	0.000%, 11/15/35 – MBIA Insured
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	44,877
	Series 2002A, 5.000%, 2/15/31
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	3,661,885
	Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	347,331
	Bonds, Series 2007, 0.000%, 8/15/37
465	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16	5/12 at 100.00	AAA	511,095
	(Pre-refunded 5/15/12) – MBIA Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,663,025
	8/01/42 (Alternative Minimum Tax)

28,360	Total Texas			22,423,706

	Utah – 0.4%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease	11/11 at 100.00	AA+	810,743
	Program, Series 2001B, 5.250%, 5/15/24

	Washington – 7.9%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	264,835
	Nuclear Project 2, Series 2002C, 5.500%, 7/01/17 – MBIA Insured
4,750	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,089,768
	Series 1989, 6.750%, 1/01/12 (ETM)
9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	9,968,205
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured
2,250	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,278,103
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	771,658
	12/01/27 – MBIA Insured

19,115	Total Washington			18,372,569

	West Virginia – 0.5%
1,075	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%,	No Opt. Call	AAA	1,133,222
	5/15/10 (ETM)

	Wisconsin – 1.6%
285	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	281,497
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	990,750
	Services Inc., Series 2003A, 5.500%, 8/15/17
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA–	2,544,325

3,785	Total Wisconsin			3,816,572

$ 250,900	Total Municipal Bonds (cost $223,233,394)			227,069,144

Shares	Description (1)			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
789	UAL Corporation, (5)			$4,119

	Total Common Stocks (cost $0)			4,119

	Total Investments (cost $223,233,394) – 98.1%			227,073,263

	Other Assets Less Liabilities – 1.9%			4,292,952

	Net Assets – 100%			$231,366,215

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,901 and 617 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 1,901 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 172 UAL common stock shares on November 14, 2007. The remaining 789 shares of UAL common stock were still held by the Fund at June 30, 2008.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$4,119	$227,069,144	$—	$227,073,263

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $222,736,039.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 9,576,574
Depreciation	(5,239,350)

Net unrealized appreciation (depreciation) of investments	$ 4,337,224

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008